Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Bond Index Portfolio

March 31, 2019

VUSB-QTLY-0519
1.9887313.100

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
4.1% 2/15/28	$143,000	$144,522
4.85% 3/1/39	96,000	95,741
4.9% 8/15/37	100,000	101,116
5.25% 3/1/37	95,000	100,132
5.3% 8/15/58	40,000	40,614
Verizon Communications, Inc.:
4.016% 12/3/29 (a)	100,000	103,345
4.125% 8/15/46	54,000	52,425
4.329% 9/21/28	63,000	66,794
5.012% 8/21/54	38,000	40,728
5.5% 3/16/47	158,000	185,261
		930,678
Entertainment - 0.4%
The Walt Disney Co. 3.7% 9/15/24 (a)	300,000	313,992
Time Warner, Inc.:
3.8% 2/15/27	43,000	42,780
4.65% 6/1/44	20,000	19,336
4.85% 7/15/45	32,000	32,260
Walt Disney Co. 2.95% 6/15/27	98,000	97,133
		505,501
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	48,000	47,672
5.375% 4/1/38	42,000	42,071
Comcast Corp.:
3.55% 5/1/28	76,000	76,734
3.7% 4/15/24	30,000	30,997
4.6% 8/15/45	72,000	76,884
4.7% 10/15/48	144,000	156,831
4.95% 10/15/58	30,000	33,152
Discovery Communications LLC 5.2% 9/20/47	18,000	17,527
Fox Corp.:
4.709% 1/25/29 (a)	34,000	36,402
5.476% 1/25/39 (a)	130,000	144,192
5.576% 1/25/49 (a)	23,000	26,028
		688,490
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC:
4.375% 5/30/28	97,000	98,685
5% 5/30/38	50,000	49,456
5.25% 5/30/48	20,000	20,002
		168,143

TOTAL COMMUNICATION SERVICES		2,292,812

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.3%
American Honda Finance Corp. 3.55% 1/12/24	170,000	175,160
Ford Motor Co. 5.291% 12/8/46	30,000	25,163
General Motors Co. 6.75% 4/1/46	69,000	71,945
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	83,689
5.65% 1/17/29	40,000	41,352
		397,309
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	90,000	92,021
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
3.8% 4/1/28	84,000	86,853
4.7% 12/9/35	39,000	41,900
Starbucks Corp. 4% 11/15/28	100,000	104,588
		233,341
Household Durables - 0.1%
Newell Brands, Inc. 3.85% 4/1/23	91,000	90,023
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	150,000	148,592
4.05% 8/22/47	44,000	46,538
		195,130
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	248,000	250,847
Target Corp.:
3.9% 11/15/47	40,000	39,644
4% 7/1/42	15,000	15,164
		305,655
Specialty Retail - 0.2%
Home Depot, Inc.:
2.8% 9/14/27	84,000	82,904
3.9% 6/15/47	29,000	29,392
4.5% 12/6/48	40,000	44,418
Lowe's Companies, Inc. 4.05% 5/3/47	53,000	49,748
		206,462

TOTAL CONSUMER DISCRETIONARY		1,519,941

CONSUMER STAPLES - 2.1%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	145,000	147,609
4% 4/13/28	91,000	92,486
4.6% 4/15/48	78,000	75,175
5.8% 1/23/59 (Reg. S)	100,000	111,476
Constellation Brands, Inc. 3.6% 2/15/28	63,000	61,707
Maple Escrow Subsidiary, Inc. 4.597% 5/25/28 (a)	36,000	37,532
Molson Coors Brewing Co.:
3% 7/15/26	120,000	113,655
4.2% 7/15/46	32,000	28,496
PepsiCo, Inc. 4% 5/2/47	56,000	58,622
		726,758
Food & Staples Retailing - 0.3%
Kroger Co. 5.4% 1/15/49	28,000	29,103
Sysco Corp. 4.45% 3/15/48	52,000	53,051
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	81,000	79,333
Walmart, Inc.:
3.625% 12/15/47	20,000	19,859
3.7% 6/26/28	60,000	63,171
3.95% 6/28/38	150,000	157,861
		402,378
Food Products - 0.5%
Campbell Soup Co. 4.15% 3/15/28	80,000	79,768
Conagra Brands, Inc.:
4.85% 11/1/28	90,000	94,612
5.3% 11/1/38	13,000	13,208
General Mills, Inc. 4.2% 4/17/28	89,000	92,540
H.J. Heinz Co.:
3% 6/1/26	20,000	18,699
4% 6/15/23	134,000	137,912
Kellogg Co. 4.5% 4/1/46	32,000	30,337
Tyson Foods, Inc. 4% 3/1/26	70,000	71,508
		538,584
Household Products - 0.0%
Procter & Gamble Co. 3.5% 10/25/47	43,000	43,010
Tobacco - 0.7%
Altria Group, Inc.:
2.625% 9/16/26	110,000	101,612
3.875% 9/16/46	38,000	31,258
5.8% 2/14/39	50,000	52,953
5.95% 2/14/49	30,000	31,941
BAT Capital Corp.:
3.557% 8/15/27	130,000	123,192
4.54% 8/15/47	113,000	99,114
Philip Morris International, Inc.:
2.5% 11/2/22	302,000	299,443
3.125% 3/2/28	94,000	91,656
		831,169

TOTAL CONSUMER STAPLES		2,541,899

ENERGY - 2.9%
Energy Equipment & Services - 0.0%
Baker Hughes A Ge Co. LLC 4.08% 12/15/47	32,000	29,300
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp. 6.6% 3/15/46	21,000	25,575
Apache Corp. 4.375% 10/15/28	112,000	112,936
Canadian Natural Resources Ltd.:
3.85% 6/1/27	58,000	58,104
4.95% 6/1/47	19,000	20,753
Chevron Corp. 2.498% 3/3/22	280,000	280,133
ConocoPhillips Co. 5.95% 3/15/46	26,000	34,372
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	86,107
Enbridge, Inc. 5.5% 12/1/46	60,000	71,737
Energy Transfer Partners LP:
4.2% 9/15/23	30,000	31,021
6% 6/15/48	46,000	49,744
6.25% 4/15/49	30,000	33,624
Enterprise Products Operating LP:
3.95% 2/15/27	85,000	88,216
4.25% 2/15/48	105,000	103,004
Equinor ASA 3.625% 9/10/28	120,000	124,891
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	119,278
4.3% 3/1/28	112,000	115,762
5.2% 3/1/48	30,000	31,643
Magellan Midstream Partners LP 5% 3/1/26	72,000	78,182
Marathon Petroleum Corp.:
4.75% 12/15/23 (a)	255,000	268,540
4.75% 9/15/44	21,000	20,943
MPLX LP:
4.5% 7/15/23	82,000	85,999
4.5% 4/15/38	73,000	69,507
4.7% 4/15/48	28,000	26,857
4.8% 2/15/29	30,000	31,597
Noble Energy, Inc.:
3.85% 1/15/28	55,000	54,225
4.95% 8/15/47	30,000	29,682
Occidental Petroleum Corp. 4.2% 3/15/48	16,000	16,704
ONEOK, Inc. 4.55% 7/15/28	59,000	61,073
Petroleos Mexicanos:
4.25% 1/15/25	280,000	262,780
6.35% 2/12/48	50,000	44,083
6.5% 1/23/29	50,000	49,295
Phillips 66 Co. 3.9% 3/15/28	94,000	95,725
Shell International Finance BV:
3.5% 11/13/23	300,000	310,287
4.375% 5/11/45	33,000	36,115
Spectra Energy Partners LP 3.375% 10/15/26	158,000	155,519
Suncor Energy, Inc. 4% 11/15/47	109,000	108,127
Total Capital International SA 3.455% 2/19/29	100,000	102,494
TransCanada PipeLines Ltd. 4.25% 5/15/28	101,000	105,480
Valero Energy Corp. 4.35% 6/1/28	20,000	20,785
Williams Partners LP:
3.75% 6/15/27	35,000	34,786
4.85% 3/1/48	83,000	82,842
		3,538,527

TOTAL ENERGY		3,567,827

FINANCIALS - 7.9%
Banks - 4.3%
Bank of America Corp.:
3.5% 4/19/26	122,000	123,336
3.55% 3/5/24 (b)	113,000	114,770
3.946% 1/23/49 (b)	23,000	22,658
3.97% 3/5/29 (b)	125,000	127,657
3.974% 2/7/30 (b)	60,000	61,038
4.271% 7/23/29 (b)	80,000	83,377
4.33% 3/15/50 (b)	60,000	61,875
Barclays Bank PLC 2.65% 1/11/21	200,000	198,557
Barclays PLC 3.2% 8/10/21	400,000	399,563
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (b)(c)	134,000	138,506
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	95,000	93,446
3.142% 1/24/23 (b)	365,000	366,368
4.65% 7/23/48	28,000	30,158
Citizens Financial Group, Inc. 4.3% 12/3/25	78,000	79,933
Credit Suisse Group Funding Guernsey Ltd. 2.75% 3/26/20	250,000	249,663
HSBC Holdings PLC:
2.95% 5/25/21	200,000	199,969
4.292% 9/12/26 (b)	200,000	206,383
Japan Bank International Cooperation 3.125% 7/20/21	200,000	202,782
JPMorgan Chase & Co.:
2.7% 5/18/23	111,000	109,938
2.95% 10/1/26	224,000	219,062
4.005% 4/23/29 (b)	43,000	44,208
4.203% 7/23/29 (b)	30,000	31,325
4.452% 12/5/29 (b)	200,000	213,540
4.95% 6/1/45	65,000	72,219
Lloyds Bank PLC 3.3% 5/7/21	200,000	201,595
Mitsubishi UFJ Financial Group, Inc. 3.777% 3/2/25	84,000	86,568
Oesterreichische Kontrollbank 2.875% 9/7/21	50,000	50,609
Rabobank Nederland New York Branch 3.125% 4/26/21	250,000	251,164
Royal Bank of Canada 4.65% 1/27/26	55,000	58,351
Royal Bank of Scotland Group PLC 3.875% 9/12/23	220,000	220,993
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	84,558
Sumitomo Mitsui Financial Group, Inc.:
2.934% 3/9/21	189,000	189,478
3.936% 10/16/23	80,000	83,027
The Toronto-Dominion Bank 3.5% 7/19/23	100,000	102,848
Wells Fargo & Co.:
2.625% 7/22/22	75,000	74,469
3.584% 5/22/28 (b)	82,000	82,419
3.75% 1/24/24	150,000	154,417
4.75% 12/7/46	77,000	80,654
Westpac Banking Corp. 3.65% 5/15/23	130,000	133,556
		5,305,037
Capital Markets - 1.3%
Bank New York Mellon Corp. 3.85% 4/28/28	27,000	28,609
BlackRock, Inc. 3.375% 6/1/22	37,000	38,010
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	22,298
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	192,566
3.95% 2/27/23	200,000	197,397
Goldman Sachs Group, Inc.:
3.2% 2/23/23	200,000	200,374
3.85% 1/26/27	189,000	189,877
4.223% 5/1/29 (b)	60,000	61,402
4.75% 10/21/45	28,000	29,834
IntercontinentalExchange, Inc.:
2.35% 9/15/22	34,000	33,482
3.75% 9/21/28	50,000	51,871
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (b)(c)	175,000	181,812
3.125% 1/23/23	210,000	210,729
3.625% 1/20/27	96,000	96,232
4.375% 1/22/47	38,000	39,246
		1,573,739
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	300,000	303,692
American Express Credit Corp. 3.3% 5/3/27	30,000	30,414
Capital One Financial Corp.:
3.2% 1/30/23	176,000	176,299
3.75% 3/9/27	100,000	98,448
3.8% 1/31/28	91,000	89,885
Discover Financial Services 4.5% 1/30/26	142,000	145,869
Synchrony Financial:
4.375% 3/19/24	45,000	45,604
5.15% 3/19/29	49,000	49,738
Toyota Motor Credit Corp. 2.25% 10/18/23	113,000	110,814
		1,050,763
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	36,096
BP Capital Markets America, Inc.:
2.52% 9/19/22	128,000	126,813
3.216% 11/28/23	94,000	95,158
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	82,000	78,642
Cigna Corp.:
4.125% 11/15/25 (a)	25,000	25,883
4.375% 10/15/28 (a)	30,000	31,094
4.8% 8/15/38 (a)	30,000	30,835
4.9% 12/15/48 (a)	30,000	31,047
Export Development Canada 2.75% 3/15/23	145,000	147,329
GE Capital International Funding Co. 3.373% 11/15/25	200,000	194,200
KfW:
2.375% 12/29/22	396,000	396,737
2.875% 4/3/28	14,000	14,424
		1,208,258
Insurance - 0.5%
ACE INA Holdings, Inc. 2.3% 11/3/20	210,000	208,985
American International Group, Inc.:
4.5% 7/16/44	25,000	23,981
4.75% 4/1/48	100,000	99,645
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	39,757
4.9% 3/15/49	50,000	54,966
MetLife, Inc. 4.05% 3/1/45	18,000	18,014
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	36,808
3.935% 12/7/49	38,000	36,747
4.35% 2/25/50	25,000	25,882
The Travelers Companies, Inc. 4% 5/30/47	32,000	32,714
		577,499

TOTAL FINANCIALS		9,715,296

HEALTH CARE - 2.1%
Biotechnology - 0.3%
AbbVie, Inc.:
4.3% 5/14/36	40,000	38,152
4.875% 11/14/48	50,000	49,255
Amgen, Inc.:
3.2% 11/2/27	56,000	54,944
4.4% 5/1/45	102,000	100,581
Celgene Corp.:
3.9% 2/20/28	45,000	45,984
4.55% 2/20/48	53,000	53,968
Gilead Sciences, Inc. 4% 9/1/36	40,000	39,315
		382,199
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 4.9% 11/30/46	20,000	23,125
Becton, Dickinson & Co. 4.669% 6/6/47	20,000	20,972
Boston Scientific Corp.:
4% 3/1/28	50,000	51,446
4% 3/1/29	100,000	101,892
Medtronic, Inc. 4.625% 3/15/45	28,000	32,048
		229,483
Health Care Providers & Services - 0.8%
Aetna, Inc. 2.8% 6/15/23	110,000	108,071
Anthem, Inc. 3.35% 12/1/24	89,000	89,811
Cardinal Health, Inc. 3.41% 6/15/27	67,000	63,321
Cigna Corp. 3.75% 7/15/23 (a)	30,000	30,773
CVS Health Corp.:
4.3% 3/25/28	94,000	95,334
5.05% 3/25/48	131,000	132,039
Express Scripts Holding Co.:
4.5% 2/25/26	74,000	77,521
4.8% 7/15/46	46,000	46,846
Kaiser Foundation Hospitals 4.15% 5/1/47	30,000	31,740
UnitedHealth Group, Inc.:
3.5% 6/15/23	182,000	187,629
3.75% 10/15/47	30,000	29,194
4.45% 12/15/48	52,000	56,633
		948,912
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 3.2% 8/15/27	82,000	80,267
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3.8% 3/15/25	61,000	61,818
4.55% 3/15/35	80,000	78,454
AstraZeneca PLC 4.375% 11/16/45	45,000	46,555
Johnson & Johnson 3.4% 1/15/38	36,000	35,384
Merck & Co., Inc. 3.7% 2/10/45	45,000	44,307
Mylan NV 4.55% 4/15/28	20,000	19,462
Novartis Capital Corp. 4% 11/20/45	35,000	36,110
Pfizer, Inc.:
3.2% 9/15/23	200,000	204,699
3.45% 3/15/29	70,000	71,860
4% 12/15/36	36,000	37,372
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	106,368
Zoetis, Inc. 3.45% 11/13/20	206,000	207,902
		950,291

TOTAL HEALTH CARE		2,591,152

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
General Dynamics Corp. 3.375% 5/15/23	81,000	83,272
Lockheed Martin Corp. 4.7% 5/15/46	28,000	31,404
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	78,700
4.03% 10/15/47	56,000	55,446
Rockwell Collins, Inc. 4.35% 4/15/47	50,000	49,355
The Boeing Co. 3.2% 3/1/29	126,000	125,945
United Technologies Corp.:
3.65% 8/16/23	120,000	123,203
4.05% 5/4/47	18,000	17,275
4.125% 11/16/28	70,000	72,954
4.45% 11/16/38	70,000	72,481
		710,035
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	35,000	31,279
4.95% 10/17/48	12,000	12,250
United Parcel Service, Inc. 2.8% 11/15/24	88,000	88,521
		132,050
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.95% 5/15/28	28,000	29,346
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	133,000	132,548
Industrial Conglomerates - 0.2%
General Electric Co. 4.5% 3/11/44	105,000	96,088
Honeywell International, Inc. 3.812% 11/21/47	20,000	20,369
Roper Technologies, Inc. 2.8% 12/15/21	108,000	107,672
		224,129
Machinery - 0.5%
Caterpillar Financial Services Corp. 3.45% 5/15/23	182,000	187,139
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	25,000	25,379
John Deere Capital Corp.:
2.8% 3/6/23	64,000	64,254
3.65% 10/12/23	290,000	300,788
		577,560
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	72,977
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.05% 6/15/48	57,000	58,852
CSX Corp.:
4.5% 3/15/49	30,000	31,268
4.75% 11/15/48	70,000	76,063
Norfolk Southern Corp. 4.15% 2/28/48	38,000	38,593
Union Pacific Corp.:
3.6% 9/15/37	38,000	36,430
3.7% 3/1/29	79,000	81,221
		322,427
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.25% 3/1/25	88,000	84,666
3.875% 7/3/23	26,000	26,295
4.25% 2/1/24	170,000	174,292
		285,253

TOTAL INDUSTRIALS		2,486,325

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc. 2.2% 9/20/23	130,000	128,247
Electronic Equipment & Components - 0.2%
Corning, Inc. 5.35% 11/15/48	10,000	11,452
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.3% 10/1/29 (a)	80,000	80,518
5.45% 6/15/23 (a)	110,000	117,226
8.35% 7/15/46 (a)	74,000	89,443
		298,639
IT Services - 0.1%
IBM Corp. 2.5% 1/27/22	104,000	103,181
Visa, Inc. 4.15% 12/14/35	38,000	41,475
		144,656
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	28,000	29,451
Intel Corp. 3.734% 12/8/47	30,000	30,308
		59,759
Software - 0.9%
Microsoft Corp.:
2.4% 2/6/22	685,000	684,421
3.3% 2/6/27	115,000	118,220
4.1% 2/6/37	63,000	68,625
4.25% 2/6/47	34,000	37,978
Oracle Corp.:
3.25% 11/15/27	96,000	96,592
3.8% 11/15/37	50,000	50,064
4% 11/15/47	57,000	57,382
		1,113,282
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.4% 1/13/23	350,000	347,532
2.4% 5/3/23	156,000	154,565
3% 11/13/27	96,000	95,480
3.75% 11/13/47	57,000	57,000
		654,577

TOTAL INFORMATION TECHNOLOGY		2,399,160

MATERIALS - 0.7%
Chemicals - 0.5%
DowDuPont, Inc.:
4.205% 11/15/23	30,000	31,384
4.725% 11/15/28	35,000	37,800
Eastman Chemical Co. 4.5% 12/1/28	74,000	76,757
LYB International Finance II BV 3.5% 3/2/27	166,000	159,763
Nutrien Ltd.:
4.2% 4/1/29 (d)	13,000	13,368
5% 4/1/49 (d)	103,000	107,042
Sherwin-Williams Co. 4.5% 6/1/47	50,000	49,359
The Dow Chemical Co. 3.5% 10/1/24	64,000	64,681
The Mosaic Co. 4.05% 11/15/27	90,000	89,919
		630,073
Containers & Packaging - 0.1%
International Paper Co. 3% 2/15/27	51,000	49,137
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	36,000	42,375
Southern Copper Corp. 5.875% 4/23/45	30,000	33,623
Vale Overseas Ltd. 6.25% 8/10/26	50,000	54,531
		130,529

TOTAL MATERIALS		809,739

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 3.6% 1/15/28	32,000	31,567
AvalonBay Communities, Inc. 3.2% 1/15/28	63,000	62,504
ERP Operating LP 3.5% 3/1/28	61,000	62,025
Simon Property Group LP 3.375% 12/1/27	36,000	36,237
Ventas Realty LP 4.4% 1/15/29	40,000	41,721
Welltower, Inc. 4.95% 9/1/48	76,000	80,370
		314,424
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	162,454

TOTAL REAL ESTATE		476,878

UTILITIES - 1.6%
Electric Utilities - 1.0%
Appalachian Power Co. 4.45% 6/1/45	18,000	18,575
Commonwealth Edison Co. 4% 3/1/48	42,000	43,145
Duke Energy Carolinas LLC:
3.05% 3/15/23	150,000	152,186
3.95% 3/15/48	31,000	31,772
Duke Energy Corp. 3.15% 8/15/27	84,000	82,465
Entergy Corp. 4% 7/15/22	130,000	133,605
Eversource Energy 3.3% 1/15/28	62,000	61,345
FirstEnergy Corp. 4.85% 7/15/47	40,000	42,976
Florida Power & Light Co. 4.125% 6/1/48	26,000	27,846
MidAmerican Energy Co. 3.65% 8/1/48	30,000	29,207
PECO Energy Co. 3.9% 3/1/48	96,000	97,259
PPL Capital Funding, Inc. 4% 9/15/47	20,000	18,845
Public Service Co. of Colorado 3.7% 6/15/28	87,000	90,768
Public Service Electric & Gas Co. 3.6% 12/1/47	44,000	42,922
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	47,931
Southern Co. 3.25% 7/1/26	112,000	109,892
Tampa Electric Co. 4.45% 6/15/49	50,000	51,710
Virginia Electric & Power Co.:
3.8% 9/15/47	50,000	48,328
4.6% 12/1/48	52,000	57,512
Xcel Energy, Inc. 4% 6/15/28	76,000	79,380
		1,267,669
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 4.95% 12/15/46	80,000	80,871
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.45% 1/15/49	54,000	57,346
CenterPoint Energy, Inc. 2.5% 9/1/22	44,000	43,100
Consolidated Edison Co. of New York, Inc. 4.65% 12/1/48	50,000	55,158
Consolidated Edison, Inc. 2% 5/15/21	176,000	173,309
Dominion Resources, Inc. 4.7% 12/1/44	26,000	27,594
DTE Energy Co. 3.7% 8/1/23	46,000	47,113
NiSource Finance Corp.:
2.65% 11/17/22	74,000	72,890
3.49% 5/15/27	50,000	49,919
3.95% 3/30/48	46,000	43,871
Sempra Energy 3.8% 2/1/38	86,000	78,935
		649,235

TOTAL UTILITIES		1,997,775

TOTAL NONCONVERTIBLE BONDS
(Cost $29,577,703)		30,398,804

U.S. Government and Government Agency Obligations - 44.4%
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
2.125% 4/24/26	$170,000	$166,095
2.375% 1/19/23	200,000	200,768
Federal Home Loan Bank:
1.875% 11/29/21	285,000	282,057
2.5% 2/13/24	50,000	50,450
3% 10/12/21	100,000	101,815
Freddie Mac:
1.875% 11/17/20	157,000	155,782
2.75% 6/19/23	700,000	712,493
Tennessee Valley Authority 4.25% 9/15/65	30,000	35,816

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,705,276

U.S. Treasury Obligations - 43.0%
U.S. Treasury Bonds:
2.25% 8/15/46	134,000	119,773
2.5% 2/15/45	33,000	31,206
2.5% 2/15/46	33,000	31,106
2.75% 8/15/42	155,000	154,661
2.75% 11/15/42	770,000	767,804
2.75% 11/15/47	107,000	105,713
2.875% 8/15/45	203,000	206,180
3% 5/15/42	89,000	92,779
3% 11/15/44	380,000	394,918
3% 5/15/45	140,000	145,556
3% 11/15/45	84,000	87,380
3% 2/15/47	49,000	50,966
3% 5/15/47	28,000	29,084
3% 2/15/48	20,000	20,743
3% 8/15/48	3,000	3,113
3% 2/15/49	311,000	322,869
3.125% 11/15/41	137,000	146,028
3.125% 2/15/42	65,000	69,222
3.125% 2/15/43	474,000	503,236
3.125% 8/15/44	334,000	354,836
3.125% 5/15/48	16,000	17,006
3.375% 5/15/44	450,000	498,410
3.375% 11/15/48	50,000	55,775
3.5% 2/15/39	8,000	9,081
3.625% 8/15/43	515,000	592,994
3.625% 2/15/44	2,159,000	2,488,838
3.75% 8/15/41	45,000	52,761
3.75% 11/15/43	1,485,000	1,744,585
3.875% 8/15/40	52,000	62,051
4.375% 2/15/38	84,000	106,444
4.375% 11/15/39	24,000	30,552
4.5% 2/15/36	56,000	71,013
4.5% 5/15/38	92,000	118,500
4.5% 8/15/39	17,000	21,991
4.75% 2/15/41	177,000	237,215
5.5% 8/15/28	4,000	5,037
7.125% 2/15/23	175,000	206,548
7.25% 8/15/22	190,000	220,675
8.125% 8/15/19	825,000	841,887
8.75% 8/15/20	445,000	482,964
U.S. Treasury Notes:
1% 10/15/19	333,000	330,411
1.125% 2/28/21	202,000	197,597
1.25% 3/31/21	52,000	50,978
1.375% 9/30/19	288,000	286,459
1.375% 4/30/20	24,000	23,740
1.375% 9/30/20	10,000	9,856
1.375% 10/31/20	380,000	374,300
1.375% 4/30/21	301,000	295,544
1.5% 10/31/19	34,000	33,810
1.5% 4/15/20	195,000	193,225
1.5% 8/15/26	808,000	762,518
1.625% 10/15/20	830,000	821,019
1.625% 8/31/22	562,000	550,892
1.625% 2/15/26	261,000	249,530
1.625% 5/15/26	1,298,000	1,238,779
1.75% 11/15/20	311,000	308,133
1.75% 2/28/22	441,000	435,057
1.75% 6/30/22	336,000	331,052
1.875% 12/15/20	237,000	235,241
1.875% 5/31/22	115,000	113,778
1.875% 9/30/22	358,000	353,875
2% 1/15/21	216,000	214,844
2% 2/28/21	453,000	450,505
2% 12/31/21	333,000	331,075
2% 10/31/22	48,000	47,633
2% 5/31/24	26,000	25,688
2% 2/15/25	367,000	361,165
2% 8/15/25	50,000	49,104
2% 11/15/26	908,000	886,506
2.125% 12/31/22	19,000	18,930
2.125% 5/15/25	13,000	12,871
2.25% 2/29/20	677,000	676,127
2.25% 3/31/20	830,000	828,736
2.25% 10/31/24	279,000	278,695
2.25% 12/31/24	160,000	159,781
2.25% 2/15/27	393,000	390,252
2.25% 8/15/27	555,000	550,165
2.25% 11/15/27	268,000	265,393
2.375% 4/30/20	613,000	612,856
2.375% 3/15/21	379,000	379,696
2.375% 4/15/21	1,199,000	1,201,389
2.375% 3/15/22	30,000	30,141
2.375% 1/31/23	57,000	57,316
2.375% 2/29/24	689,000	693,871
2.375% 5/15/27	46,000	46,086
2.5% 5/31/20	431,000	431,589
2.5% 6/30/20	312,000	312,439
2.5% 12/31/20	1,217,000	1,220,851
2.5% 1/31/21	1,624,000	1,629,963
2.5% 2/28/21	571,000	573,297
2.5% 1/15/22	1,095,000	1,102,785
2.5% 2/15/22	393,000	395,994
2.5% 8/15/23	57,000	57,639
2.5% 1/31/24	1,118,000	1,131,538
2.5% 1/31/25	238,000	240,845
2.5% 2/28/26	191,000	193,268
2.625% 7/31/20	194,000	194,637
2.625% 8/31/20	356,000	357,280
2.625% 5/15/21	585,000	589,205
2.625% 6/15/21	503,000	507,048
2.625% 7/15/21	71,000	71,577
2.625% 12/15/21	1,639,000	1,655,966
2.625% 2/28/23	492,000	499,322
2.625% 6/30/23	556,000	564,905
2.625% 12/31/23	1,205,000	1,226,088
2.625% 12/31/25	331,000	337,542
2.625% 1/31/26	176,000	179,493
2.625% 2/15/29	75,000	76,459
2.75% 11/30/20	655,000	659,503
2.75% 8/15/21	295,000	298,342
2.75% 9/15/21	2,000	2,024
2.75% 4/30/23	84,000	85,690
2.75% 5/31/23	176,000	179,630
2.75% 7/31/23	288,000	294,154
2.75% 8/31/23	941,000	961,548
2.75% 6/30/25	255,000	261,694
2.75% 2/15/28	202,000	207,950
2.875% 10/31/20	388,000	391,198
2.875% 10/15/21	575,000	583,872
2.875% 11/15/21	1,553,000	1,577,751
2.875% 10/31/23	3,164,000	3,251,752
2.875% 11/30/23	589,000	605,865
2.875% 5/31/25	144,000	148,764
2.875% 5/15/28	142,000	147,641
2.875% 8/15/28	130,000	135,210
3% 9/30/25	237,000	246,924
3% 10/31/25	212,000	220,927
3.125% 11/15/28	472,000	501,187
3.375% 11/15/19	629,000	632,489
3.625% 2/15/20	795,000	803,043

TOTAL U.S. TREASURY OBLIGATIONS		53,013,007

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $53,668,857)		54,718,283

U.S. Government Agency - Mortgage Securities - 28.1%
Fannie Mae - 15.5%
2.5% 7/1/31 to 4/1/47	1,710,641	1,694,066
2.5% 4/1/34 (d)	100,000	99,379
3% 4/1/32 to 4/1/49 (d)	5,022,224	5,025,795
3% 4/1/34 (d)	100,000	100,878
3% 4/1/49 (d)	300,000	298,648
3.5% 9/1/32 to 3/1/49	3,886,095	3,961,068
3.5% 4/1/34 (d)	100,000	102,260
3.5% 4/1/49 (d)	500,000	506,741
4% 11/1/43 to 12/1/48 (d)	3,278,572	3,397,073
4% 4/1/49 (d)	500,000	514,232
4% 4/1/49 (d)	500,000	514,232
4.5% 7/1/47 to 10/1/48	1,528,776	1,598,716
4.5% 4/1/49 (d)	200,000	208,377
5% 11/1/25 to 5/1/29	178,792	189,608
5% 4/1/49 (d)	250,000	264,317
5.5% 7/1/23 to 12/1/48	603,245	647,227

TOTAL FANNIE MAE		19,122,617

Freddie Mac - 4.4%
3% 10/1/43 to 7/1/45	821,294	821,590
3% 8/1/47	117,012	116,558
3.5% 8/1/46 to 3/1/48	2,203,359	2,240,556
4% 9/1/45 to 10/1/48	1,558,951	1,610,780
4.5% 9/1/48	390,225	407,766
5% 4/1/48 to 2/1/49	234,117	248,274

TOTAL FREDDIE MAC		5,445,524

Ginnie Mae - 8.2%
2.5% 10/20/46	98,265	96,177
3% 11/20/47 to 8/20/48	2,114,557	2,124,633
3% 4/1/49 (d)	100,000	100,440
3.5% 4/20/46 to 12/20/48 (d)	3,185,331	3,257,608
3.5% 4/1/49 (d)	300,000	306,480
3.5% 4/1/49 (d)	200,000	204,320
4% 11/20/47 to 11/20/48	1,909,990	1,973,870
4% 4/1/49 (d)	200,000	206,504
4.5% 1/20/47 to 8/20/48	1,070,842	1,113,159
4.5% 4/1/49 (d)	100,000	103,837
5% 11/20/47 to 7/20/48	345,073	361,572
5% 4/1/49 (d)	100,000	104,465
5.5% 9/20/47	87,826	95,100

TOTAL GINNIE MAE		10,048,165

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $33,981,115)		34,616,306

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$30,000	$30,312
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	102,124
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	31,262
TOTAL ASSET-BACKED SECURITIES
(Cost $159,963)		163,698

Commercial Mortgage Securities - 1.3%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	204,183
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	137,968
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	80,636
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	90,508
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	50,000	52,150
Freddie Mac:
sequential payer:
Series K057 Class A2, 2.57% 7/25/26	159,400	157,032
Series K080 Class A2, 3.926% 7/25/28	80,000	86,256
Series K-1510 Class A2, 3.718% 1/25/31	124,000	129,902
Series K068 Class A2, 3.244% 8/25/27	130,000	133,276
Series K079 Class A2, 3.926% 6/25/28	20,000	21,555
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	110,000	111,983
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	155,865
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	154,667
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	132,454
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,602,160)		1,648,435

Municipal Securities - 0.3%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	82,917
California Gen. Oblig. Series 2009, 7.55% 4/1/39	145,000	220,214
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	80,971
TOTAL MUNICIPAL SECURITIES
(Cost $366,603)		384,102

Foreign Government and Government Agency Obligations - 1.6%
Alberta Province 3.3% 3/15/28	$75,000	$78,014
Canadian Government 2% 11/15/22	120,000	118,986
Chilean Republic 3.24% 2/6/28	200,000	203,700
Colombian Republic:
4.5% 3/15/29	200,000	211,500
11.75% 2/25/20	260,000	280,540
Ontario Province 2.5% 4/27/26	115,000	113,529
Philippine Republic 3% 2/1/28	200,000	197,500
Polish Government 3.25% 4/6/26	73,000	74,180
Province of Quebec:
2.375% 1/31/22	25,000	24,980
2.75% 4/12/27	95,000	95,220
United Mexican States:
3.75% 1/11/28	200,000	196,800
4% 10/2/23	160,000	164,400
Uruguay Republic 4.375% 1/23/31	150,000	156,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,856,061)		1,916,099

Supranational Obligations - 0.7%
Asian Development Bank 2.75% 3/17/23	200,000	203,112
European Investment Bank 2.875% 8/15/23	260,000	265,607
Inter-American Development Bank 4.375% 1/24/44	39,000	47,950
International Bank for Reconstruction & Development:
1.75% 4/19/23	55,000	53,781
2.5% 3/19/24	130,000	131,051
2.5% 11/22/27	92,000	91,929
International Finance Corp. 2.875% 7/31/23	112,000	114,289
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $886,333)		907,719

Bank Notes - 0.2%
PNC Bank NA 2.15% 4/29/21
(Cost $244,626)	250,000	247,727
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.48% (e)
(Cost $2,647,177)	2,646,678	2,647,207
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $124,990,598)		127,648,380
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(4,472,677)
NET ASSETS - 100%		$123,175,703

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 4/1/34	$(100,000)	$(100,878)
3% 4/1/34	(50,000)	(50,439)
3% 4/1/34	(50,000)	(50,439)
4% 4/1/49	(500,000)	(514,232)

TOTAL FANNIE MAE		(715,988)

Ginnie Mae
3.5% 4/1/49	(200,000)	(204,320)
TOTAL TBA SALE COMMITMENTS
(Proceeds $917,017)		$(920,308)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,366,850 or 1.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,855
Total	$11,855

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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